Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Voyage revenues	$ 145,041	$ 68,296	$ 85,684
Management fee income (Note 3)	2,346	1,598	478
Total revenues	147,387	69,894	86,162
Expenses
Voyage expenses (Note 18)	42,341	7,549	19,598
Vessel operating expenses (Note 18)	53,096	27,087	27,832
Dry docking expenses	5,363	3,519	5,663
Depreciation	37,150	16,061	33,045
Management fees	158	0	0
General and administrative expenses	32,723	9,910	9,320
Bad debt expense	215	0	0
Vessels' impairment loss (Note 5 and Note 19)	0	0	303,219
Gain on time charter agreement termination (Note 8)	0	0	(6,454)
Other operational loss (Note 12)	94	1,125	1,226
Other operational gain (Note 11)	(10,003)	(3,787)	(3,507)
Loss on sale of vessel (Note 5)	0	87	3,190
Gain from bargain purchase (Note 1)	(12,318)	0	0
Total Operating Expenses	148,819	61,551	393,132
Operating (loss) / income	(1,432)	8,343	(306,970)
Other Income/ (Expenses):
Interest and finance costs (Note 9)	(9,575)	(6,814)	(7,838)
Interest and other income	629	230	246
Gain / (Loss) on derivative financial instruments, net (Note 19)	(799)	91	41
Loss on debt extinguishment (Note 9)	(652)	0	0
Total other expenses, net	(10,397)	(6,493)	(7,551)
INCOME/(LOSS) BEFORE EQUITY IN INCOME OF INVESTEE	(11,829)	1,850	(314,521)
Equity in income of investee (Note 3)	106	0	0
Net (loss) / income	$ (11,723)	$ 1,850	$ (314,521)
(Loss) / Earnings per share, basic and diluted (Note 13)	$ (0.2)	$ 0.13	$ (58.32)
Weighted average number of shares outstanding, basic (Note 13)	58,441,193	14,051,344	5,393,131
Weighted average number of shares outstanding, diluted (Note 13)	58,441,193	14,116,389	5,393,131